Accounts Receivable - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Credit loss related to accounts receivable	$ 28	$ 19	$ 74	$ 54	$ 118	$ 1,424